Borrowings (Tables)	12 Months Ended
Dec. 31, 2015
Borrowings [Abstract]
Schedule of Borrowings

Borrowings consist of the following (dollars in thousands):

	December 31, 2015		December 31, 2014		For the year 2015
	Outstanding Balance	Rate	Outstanding Balance	Rate	Average Balance	Weighted Average Rate
Securities sold under agreements to repurchase	$4,996	0.10%	$4,594	0.10%	$4,716	0.10%
Short-term borrowings with Federal Home Loan Bank
Overnight advances	30,061	0.44%	9,700	0.27%	10,693	0.38%
Mid-term repo maturing August 2015			6,250	0.39%	5,616	0.39%
Long-term debt with Federal Home Loan Bank
Mid-term repo maturing April 2016	7,500	0.63%	7,500	0.63%	7,500	0.63%
Mid-term repo maturing March 2017	6,250	1.10%	6,250	1.10%	6,250	1.10%
Fixed rate loan maturing April 2018	5,000	1.60%	5,000	1.60%	5,000	1.60%
Fixed rate loan maturing April 2019	3,750	2.00%	3,750	2.00%	3,750	2.00%
	$57,557	0.71%	$43,044	0.76%	$43,525	0.78%